Non-Current Liabilities - Financial Liabilities - DFA - Summary of Noncurrent Financial Liabilities (Details) - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Categories of non-current financial liabilities [abstract]
Carrying amount at July 1		$ 85,660,000
Funding at fair value		85,000,000	$ 84,500,000
Interest expense on DFA		30,263,042	13,462,160
Gain on remeasurement of financial liability - DFA	[1]	(387,284)	(12,302,160)	$ 0
Total financial liabilities		$ 200,535,758	$ 85,660,000

[1]	In the current year, the description of this amount has been changed as described in Note 13.